Annual Fund Operating Expenses	Dec. 22, 2025
T. Rowe Price International Equity Index Fund - Investor Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.25%
T. Rowe Price International Equity Index Fund - Z Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.14%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]

[1]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.